Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

17          Inventories

	2019	2020
	RMB’000	RMB’000
Pharmaceuticals	2,780	2,942
Medical consumables	23,340	30,394
	26,120	33,336

The cost of inventories recognised as expense and included in cost of inventories and consumables amounted to RMB163,881,000 (2019: RMB112,617,000).